Stockholders' Equity and Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Activity

Activity with respect to options was as follows:

	Options Outstanding			Exercisable Options
	Shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Shares	Weighted average exercise price per share
December 31, 2009	375,000	$0.96	9.38	—	$—
Granted	975,000	0.96	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2010	1,350,000	$0.96	9.38	101,561	$0.96
Granted	160,000	1.68	—
Forfeited or expired	—	—	—
Exercised	—	—	—

December 31, 2011	1,510,000	$1.06	8.52	527,181	$0.97
Granted	730,309	7.73	—
Forfeited or expired	63,188	4.94	—
Exercised	38,642	3.78	—

December 31, 2012	2,138,479	$3.17	8.21	952,499	$1.40

Summary of Options Outstanding and Exercisable

The following table summarizes additional information regarding options outstanding and exercisable at December 31, 2012:

		Options Outstanding			Exercisable Options
		Number of options outstanding at year end	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable at year end	Weighted average remaining contractual life (years)	Weighted average exercise price
Exercise price:
	$0.96	1,277,500	7.5	$0.96	821,952	7.5	$0.96
	$1.68	180,963	8.2	1.68	85,975	8.1	1.68
	$2.08	130,000	9.2	2.08	5,208	9.2	2.08
	$8.18 – $9.38	351,875	9.9	8.52	868	9.7	9.38
	$10.00	198,141	9.4	10.00	38,496	9.3	10.00

		2,138,479			952,499

Assumptions for Estimating Fair Value of Options Granted Using Black-Scholes Option Pricing Model

The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	1.2% – 2.25%	2.25%	2.25% – 3%
Expected volatility	80%	80%	80 – 85%
Expected term (years)	7	7	7
Expected dividend yield	0%	0%	0%